Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Components of Stock-Based Compensation Expense
The following table provides the components of stock-based compensation expense and the associated tax benefit recognized for the year ended December 31, 2018. For the years ended December 31, 2017 and 2016, the Company recognized $0.1 million and $0.2 million, respectively, of expense under the 2011 Equity Plan.

(in thousands)	2018
Options	$487
RSUs	585
Stock-based compensation expense	1,072
Tax benefit for stock-based compensation expense	—
Stock-based compensation expense, net of tax	$1,072

Schedule of Employee Stock Options
The following table summarizes all Option activity during 2018:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value (in thousands)	Weighted Average Remaining Contractual Term (in years)
Outstanding at January 1, 2018	—	$—
Granted	713,260	10.37
Exercised	—	—
Forfeited	—	—
Outstanding at December 31, 2018	713,260	$10.37

Vested or expected to vest at December 31, 2018	713,260	10.37

Exercisable at December 31, 2018	—	—	—	0

Schedule of Stock Option Valuation Assumptions	The following assumptions were used to value Option grants during 2018:

2018
Expected dividend yield	—%
Expected volatility	35.00%
Risk-free interest rate	2.63%
Expected life (in years)	4.0

Schedule of Restricted Stock Units
The following table summarizes all activity for RSUs awarded to employees during 2018:

	Number of RSUs	Weighted Average Grant-Date Fair Value Per Share
Unvested at January 1, 2018	—	$—
Granted	449,050	10.37
Vested	—	—
Forfeited	—	—
Unvested at December 31, 2018	449,050	$10.37